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GIAN-MICHELE A MARCA (415)693-2148 gmamarca@cooley.com
August 17, 2005
VIA EDGAR, FAX AND FEDERAL EXPRESS
Mr. John Reynolds
Assistant Director
Office of Emerging Growth Companies
Securities and Exchange Commission
Division of Corporation Finance
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:	Ad.Venture Partners, Inc. Registration Statement on Form S-1 SEC File No. 333-124141
Dear Mr. Reynolds:
          On behalf of our client, Ad.Venture Partners, Inc. (the “Company”), we are transmitting to you this letter in response to comments received from the staff (the “Staff”) of the Securities and Exchange Commission (the “Commission”), by letter dated August 16, 2005, with respect to the Registration Statement on Form S-1, File No. 333-124141 (the “Registration Statement”), filed with the Commission on April 18, 2005.
          The numbering of the paragraphs below corresponds to the numbering of the comments, which, for the Staff’s convenience, have been incorporated into this response letter. Page references in the text of this response letter correspond to the page numbers of Amendment No. 4 to the Registration Statement (the “Amendment”).
Principal Stockholders, page 46

1.	Please revise the disclosure discussing Messrs. Balter and Slasky’s ability to mitigate their risks to include the possibility that they may pledge their current shares as collateral to finance any open market warrant purchases. Please see exhibit 10.7.
          Response:     The Company has revised the disclosure on pages 15 and 46 in response to the Staff’s comment.
Financial Statements
Statement of Stockholders’ Equity, page F-5

2.	We note the five-for-six reverse split of your shares of common stock that took place on August 5, 2005. Accordingly, please revise the statement of stockholder’s equity to properly reflect the split.
          Response:     The Company has revised the disclosure on page F-5 in response to the Staff’s comment.
Part II
Exhibits

3.	Please have counsel revise the legality opinion to indicate that it opines upon Delaware law including the statutory provisions, all applicable provisions of the Delaware Constitution and all reported judicial decisions interpreting those laws.
          Response:     We have filed a letter with the Commission in response to the Staff’s comment.

4.	Because the units and warrants will be trading as a security, please have counsel revise the legality opinion to opine whether the units and warrants will be duly authorized, validly issued, fully paid and non-assessable.
          Response:     We respectfully note that under the Delaware General Corporation Law (“DGCL”) the concepts of “valid issuance, fully paid and non-assessable” apply, and have meaning with respect to, the issuance of capital stock. Specifically, these concepts refer to whether the issuance of stock complied with the requirements of Section 152 of the DGCL. No analogous statutory requirements are imposed by the DGCL, on the other hand, on the issuance of the non-capital stock securities, such as notes, warrants, equipment trust certificates and other types securities. As a result, the requested opinions (other than an opinion as to due authorization, which is already implicitly included in our opinions) has no established meaning in respect of non-capital stock securities. Rather, the legality of the warrants depends on whether the securities were duly authorized, executed and delivered and whether once so authorized, executed and delivered, such securities will be valid and binding agreements enforceable against the issuer in accordance with their terms. In this case, we have provided an opinion that the warrants are valid and binding agreements enforceable against the Company in accordance with their terms. We note that this “enforceability opinion” implicitly includes an opinion as to corporate power and authority, due authorization, execution and delivery of an agreement and thus no additional explicit opinion is given to that effect. We further note that the units are a mere combination of the warrants and the common stock, opinions in respect of each of which are already provided by us and that the “units” do not exist as separate contractual commitments of the Company or as capital stock under the DGCL. As a result, we respectfully request the Staff to reconsider its request for additional opinions in respect of the warrants and units.

* * *
          We further note that the Company and the underwriters are aware of their obligations under the Securities Act of 1933, as amended, and in accordance with Rule 461(a) thereof will request acceleration of the registration statement orally.
          Please do not hesitate to call me at (415) 693-2148 if you have any questions or would like any additional information regarding this matter.
Sincerely,
/s/ Gian-Michele a Marca
Gian-Michele a Marca

cc:	Howard S. Balter (Ad.Venture Partners, Inc.) Kenneth L. Guernsey (Cooley Godward LLP) Floyd I. Wittlin (Bingham McCutchen LLP)